Due to Depositors	12 Months Ended
Dec. 31, 2013
Due to Depositors
Due to Depositors
Due to Depositors

Amounts due to depositors at December 31 are as follows:

	2013	2012
Non-interest bearing demand	$85,646,805	$75,809,939
Savings	133,175,156	116,039,419
Money market and interest-bearing checking	275,102,952	235,278,101
Time deposits	141,904,861	139,828,818
Mortgage escrow funds	1,419,866	1,308,333
Total due to depositors	$637,249,640	$568,264,610

At December 31, 2013 and 2012, time deposits with balances in excess of $100,000 totaled $54,984,600 and $52,473,111, respectively.

The contractual maturity of time deposits as of December 31, are as follows:

	2013		2012
Maturity	Amount	Percent	Amount	Percent
One year or less	$97,436,134	68.7%	$94,391,579	67.5%
One to two years	18,136,075	12.8	18,576,084	13.3
Two to three years	11,662,198	8.2	9,155,966	6.6
Three to four years	8,224,229	5.8	9,247,660	6.6
Four to five years	6,445,647	4.5	8,457,529	6.0
Over five years	578	—	—	—
	$141,904,861	100.0%	$139,828,818	100.0%